Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
ASSETS
Cash and due from banks	$ 47,364	$ 49,274
Federal funds sold and other short term investments	594,448	528,730
Total cash and cash equivalents	641,812	578,004
Securities available for sale	358,185	452,289
Held to maturity securities ($5,306 and $6.396 fair value at December 31, 2024 and 2023, respectively)	5,365	6,458
Federal Home Loan Bank stock	6,507	6,203
Loans, net of deferred costs	5,098,058	5,002,879
Less: Allowance for credit losses on loans	50,248	48,578
Net loans	5,047,810	4,954,301
Bank premises and equipment, net	33,782	34,007
Operating lease right-of-use assets	36,627	40,542
Other assets	108,656	96,387
Total assets	6,238,744	6,168,191
Deposits:
Demand	762,101	754,532
Savings accounts	1,086,534	1,179,241
Interest-bearing checking	1,027,540	1,015,213
Money market deposit accounts	465,049	565,767
Time accounts	2,049,759	1,836,024
Total deposits	5,390,983	5,350,777
Short-term borrowings	84,781	88,990
Operating lease liabilities	40,159	44,471
Accrued expenses and other liabilities	46,478	38,668
Total liabilities	5,562,401	5,522,906
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1.00 par value; 30,000,000 shares authorized, 20,097,152 and 20,158,142 shares issued and 19,019,749 and 19,024,433 shares outstanding at December 31, 2024 and 2023, respectively	20,097	20,058
Surplus	258,874	257,181
Undivided profits	446,503	425,069
Accumulated other comprehensive loss, net of tax	(3,861)	(13,237)
Treasury stock: 1,077,403 and 1,033,709 shares, at cost, at December 31, 2024 and 2023, respectively.	(45,270)	(43,786)
Total shareholders' equity	676,343	645,285
Total liabilities and shareholders' equity	$ 6,238,744	$ 6,168,191